JPMMT2026-ABS-15G

Exhibit 99.38

Seller	Loan ID	Seller Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
XXXX	XXXX	305101825	Closed	2026-04-27 18:09	2026-04-29 16:55	Waived	2 - Non-Material	C	B	Compliance	State Reg	TN Brokerage/Finder Fee Test	Waived- - Due Diligence Vendor-XX/XX/XXXX
Ready for Review-seller rebuttal attached  - Due Diligence Vendor-XX/XX/XXXX
Open- - Due Diligence Vendor-XX/XX/XXXX
Open-This loan failed the brokerage/finder fee test. (Tenn. Comp. R. & Regs. XXXX-XX-XX(X))The mortgage loan charges a brokerage/finder fee that exceeds X% of the total loan amount. Under the Tennessee Rules and Regulations, brokerage fee is synonymous with finder fee.Any brokerage/finder fee of more than X% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation. - Due Diligence Vendor-XX/XX/XXXX
														Open- - Due Diligence Vendor-XX/XX/XXXX	We are downgrading this finding to an EVX because Tenn. Comp. R. & Regs. XXXX-XX-.XX does not impose assignee liability and provides only for administrative enforcement against the originating lender or broker. - XX/XX/XXXX		XXXXXXX_X.XXX			TN	Primary Residence	Refinance	Cash Out - Other	8906459	Investor Post-Close	No
XXXX	XXXX	305101825	Closed	2026-04-14 06:19	2026-04-27 19:06	Resolved	1 - Information	D	A	Compliance	Missing Doc	Final HUD-1 or Final Settlement Statement Document is Missing	Resolved-Ran compliance with information provided from HELOC agreement. - Due Diligence Vendor-XX/XX/XXXX
Ready for Review-see attached documents  - Due Diligence Vendor-XX/XX/XXXX
Counter-Advised by management that since compliance should be run, a settlement statement is required.   - Due Diligence Vendor-XX/XX/XXXX
Ready for Review-heloc agreement lists all the closing fees  - Due Diligence Vendor-XX/XX/XXXX
Ready for Review-HELOC loan does not follow TRID and no Settlement statement is required. Please rescind - Due Diligence Vendor-XX/XX/XXXX
Counter-The request was not for the Service Provider List, it was for the HUD-X settlement statement which was not in the file. - Due Diligence Vendor-XX/XX/XXXX
Ready for Review-Please rebutt, this is a HELOC - the settlement service provider list does not apply, this is a TRID docs and HELOC does not follow TRID. - Due Diligence Vendor-XX/XX/XXXX
														Open-Final HUD-X Document is Missing. Final HUD-X Document is Missing in file. - Due Diligence Vendor-XX/XX/XXXX		Resolved-Ran compliance with information provided from HELOC agreement. - Due Diligence Vendor-XX/XX/XXXX	XXXXXXX_X.XXX XXXXXXX_X.XXX XXXXXXX_X.XXX			TN	Primary Residence	Refinance	Cash Out - Other	8646040	N/A	N/A
XXXX	XXXX	305101825	Closed	2026-04-20 12:02	2026-04-27 09:39	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 2 3rd Party VOE Prior to Close Missing	Resolved-Borrower X Xrd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals X) - Due Diligence Vendor-XX/XX/XXXX
Ready for Review-Xrd party VOE attached  - Due Diligence Vendor-XX/XX/XXXX
Counter-There was a verification of employment signed by both borrowers, however a verification provided by an outside third party was not present in the file.  This request was for BX. - Due Diligence Vendor-XX/XX/XXXX
Ready for Review-please see pages XXX -XXX of XXX . its in the file  - Due Diligence Vendor-XX/XX/XXXX
														Open-Borrower X Xrd Party VOE Prior to Close Missing VOE for BX is missing from the file. - Due Diligence Vendor-XX/XX/XXXX		Resolved-Borrower X Xrd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals X) - Due Diligence Vendor-XX/XX/XXXX	XXXXXXX_X.XXX			TN	Primary Residence	Refinance	Cash Out - Other	8772348	N/A	N/A
XXXX	XXXX		305101825	Closed	2026-04-20 11:13	2026-04-23 09:57	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing legal documents for senior or subordinate lien	Resolved-Thank you. The DOT dated X/X/XXXX was not in the original file. - Due Diligence Vendor-XX/XX/XXXX Ready for Review-this was already provided on separate suspense that was already cleared asking for the same document. Please see attached, - Due Diligence Vendor-XX/XX/XXXX Open-Missing Note or Mortgage for first lien. - Due Diligence Vendor-XX/XX/XXXX		Resolved-Thank you. The DOT dated X/X/XXXX was not in the original file. - Due Diligence Vendor-XX/XX/XXXX	XXXXXXX_X.XXX			TN	Primary Residence	Refinance	Cash Out - Other	8769719	N/A	N/A
XXXX	XXXX		305101824	Closed	2026-04-29 00:54	2026-04-30 05:17	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-Verification of employment provided, resolved. - Due Diligence Vendor-XX/XX/XXXX Resolved-Borrower X Xrd Party VOE Prior to Close Was Provided - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Document Uploaded. Uploaded - Seller-XX/XX/XXXX Open-Borrower X Xrd Party VOE Prior to Close Missing - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. Uploaded - Seller-XX/XX/XXXX	Resolved-Verification of employment provided, resolved. - Due Diligence Vendor-XX/XX/XXXX Resolved-Borrower X Xrd Party VOE Prior to Close Was Provided - Due Diligence Vendor-XX/XX/XXXX	XXXXXXXX_XXXX_XXXXXX.XXX			CA	Primary Residence	Refinance	Cash Out - Other	8936131	N/A	N/A
XXXX	XXXX	305101817	Closed	2026-07-01 13:51	2026-07-17 10:45	Waived	2 - Non-Material	B	B	Credit	Eligibility	Audited DTI Exceeds Guideline DTI Requirements.	Waived-Audited DTI Exceeds Guideline DTI. Maximum DTI requirement waived based on comp factors - Due Diligence Vendor-XX/XX/XXXX
Rescinded-Audited DTI of XX.XX% exceeds Guideline DTI of XX% Credit liabilities align: $X,XXX.XX
Primary residence was not captured on the Final XXXX. XXXX $X,XXX.XX + $XXX HOA = $X,XXX.XX
Subject Xst lien with XXXXX $X,XXX.XX fully escrowed.
Subject: $X,XXX (current occupied rent per appraisal) x .XX= $X,XXX.XX- $X,XXX.XX= $-X,XXX.XX
Total liabilities: $X,XXX.XX
QC Income Audit:
Per most recent CPA letter dated X/XX/XX:
Business expenses as a percentage of gross revenue for XXXXXXXXXX XXXX is XX%.
Total income $XX,XXX.XX
Business expenses as a percentage of gross revenue for XXXXXXX XXXXXXXXXX is XX%.
Total income $X,XXX.XX
Combined Income: $XX,XXX.XX
DTI: $X,XXX.XX/$XX,XXX.XX= XX.XX%
Stated income DTI: $X,XXX.XX/$XX,XXX = XX.XX%

- Due Diligence Vendor-XX/XX/XXXX	Waived-Audited DTI Exceeds Guideline DTI. Maximum DTI requirement waived based on comp factors - Due Diligence Vendor-XX/XX/XXXX
 Rescinded-Audited DTI of XX.XX% exceeds Guideline DTI of XX% Credit liabilities align: $X,XXX.XX
Primary residence was not captured on the Final XXXX. XXXX $X,XXX.XX + $XXX HOA = $X,XXX.XX
Subject Xst lien with XXXXX $X,XXX.XX fully escrowed.
Subject: $X,XXX (current occupied rent per appraisal) x .XX= $X,XXX.XX- $X,XXX.XX= $-X,XXX.XX
Total liabilities: $X,XXX.XX
QC Income Audit:
Per most recent CPA letter dated X/XX/XX:
Business expenses as a percentage of gross revenue for XXXXXXXXXX XXXX is XX%.
Total income $XX,XXX.XX
Business expenses as a percentage of gross revenue for XXXXXXX XXXXXXXXXX is XX%.
Total income $X,XXX.XX
Combined Income: $XX,XXX.XX
DTI: $X,XXX.XX/$XX,XXX.XX= XX.XX%
Stated income DTI: $X,XXX.XX/$XX,XXX = XX.XX%

 - Due Diligence Vendor-XX/XX/XXXX
																			XX.XX% LTV is below the maximum XX% LTV by XX.XX%. XXX Representative credit score exceeds the minimum required of XXX by XX points. Borrower has been employed at current job for X years. XxXX mortgage history for XX months.	CA	Investment	Refinance	Cash Out - Other	10026735	N/A	N/A
XXXX	XXXX	305101817	Closed	2026-07-01 13:54	2026-07-17 10:32	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Waived-Audited DTI Exceeds Guideline DTI. Maximum DTI requirement waived based on comp factors - Due Diligence Vendor-XX/XX/XXXX
Ready for Review-Additional note - UW did confirm we have XX months proof of the business paying the lien. - Seller-XX/XX/XXXX
Ready for Review-Document Uploaded. Exception received from UW management to remove the Xst mortgage payment based on the business making this payment.  - Seller-XX/XX/XXXX
Counter-There is a Xst mortgage lien against the property with a payment amount of $XXXX.XX which needs to be captured in the DTI. Provide an approved Exception or supporting documentation from the UW. - Due Diligence Vendor-XX/XX/XXXX
Ready for Review-Document Uploaded. UW reviewed the DTI, updated XXXX attached. DTI is XX.XXX%. Xst lien payment has been removed per UW management.
 - Buyer-XX/XX/XXXX
Open-Audited DTI Exceeds Guideline DTI DH must review and approve an Exception.
QC Liabilities Audit:
Credit liabilities align: $X,XXX.XX
Primary residence was not captured on the Final XXXX. XXXX $X,XXX.XX + $XXX HOA = $X,XXX.XX
Subject Xst lien with XXXXX $X,XXX.XX fully escrowed.
Subject: $X,XXX (current occupied rent per appraisal) x .XX= $X,XXX.XX- $X,XXX.XX= $-X,XXX.XX
Total liabilities: $X,XXX.XX
QC Income Audit:
Per most recent CPA letter dated X/XX/XX:
Business expenses as a percentage of gross revenue for XXXXXXXXXX XXXX is XX%.
Total income $XX,XXX.XX
Business expenses as a percentage of gross revenue for XXXXXXX XXXXXXXXXX is XX%.
Total income $X,XXX.XX
Combined Income: $XX,XXX.XX
DTI: $X,XXX.XX/$XX,XXX.XX= XX.XX%
														Stated income DTI: $X,XXX.XX/$XX,XXX = XX.XX% - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Additional note - UW did confirm we have XX months proof of the business paying the lien. - Seller-XX/XX/XXXX Ready for Review-Document Uploaded. Exception received from UW management to remove the Xst mortgage payment based on the business making this payment. - Seller-XX/XX/XXXX	Waived-Audited DTI Exceeds Guideline DTI. Maximum DTI requirement waived based on comp factors - Due Diligence Vendor-XX/XX/XXXX	XXXXXXXXXX_XXXXXXX_XXXXXXX XXXX.XXX XXXXXXXXXX_XXXXXXX_XX XXXXXXX XXXXXXXXX.XXX		XX.XX% LTV is below the maximum XX% LTV by XX.XX%. XXX Representative credit score exceeds the minimum required of XXX by XX points. Borrower has been employed at current job for X years. XxXX mortgage history for XX months.	CA	Investment	Refinance	Cash Out - Other	10026802	Originator Post-Close	Yes
XXXX	XXXX		305101817	Closed	2026-07-01 14:47	2026-07-15 12:39	Resolved	1 - Information	D	A	Credit	Missing Doc	Loan Approval Document is Missing	Resolved-Conditional Loan Approval received. - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Document Uploaded. Updated loan approval showing Xnd lien attached. - Buyer-XX/XX/XXXX Open-The XXXX states lien position as Xnd. The Conditional Approvals state subject transaction is Xst lien. Missing Final Approval to confirm lien position. - Due Diligence Vendor-XX/XX/XXXX		Resolved-Conditional Loan Approval received. - Due Diligence Vendor-XX/XX/XXXX	XXXXXXXXXX_XXXXXXX_XXXX XXXXXXXX.XXX			CA	Investment	Refinance	Cash Out - Other	10027958	N/A	N/A
XXXX	XXXX	305101817	Closed	2026-07-01 13:23	2026-07-15 12:38	Resolved	1 - Information	C	A	Credit	Insurance	Hazard Insurance Coverage Amount is less than Required Coverage Amount	Resolved-HOI Page X reflects dwelling coverage iao $XXX,XXX and RCE page X reflects $XXX,XXX - Due Diligence Vendor-XX/XX/XXXX
Resolved-Hazard Insurance Coverage Amount of $XXXXXX is equal to or greater than Required Coverage Amount of $XXXXXX or Guaranteed Replacement Coverage is present (Guaranteed Replacement Coverage indicator is 'N/A') - Due Diligence Vendor-XX/XX/XXXX
Ready for Review-Document Uploaded. The last page of the HOI states the RCE is $XXXk.  The original insurance was changed and had coverage about $XXXk, but the most recent binder had increased that to match the RCE value of $XXXk so we are good to go since coverage = RCE value. - Seller-XX/XX/XXXX
														Open-Hazard Insurance Coverage Amount of $XXXXXX is less than Required Coverage Amount of $XXXXXX.X and Guaranteed Replacement Coverage indicator is 'No' Dwelling $XXX,XXX is less than RCE $XXX,XXX, RCE XX% $XXX,XXX is less than total liens $XXX,XXX.XX. - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. The last page of the HOI states the RCE is $XXXk. The original insurance was changed and had coverage about $XXXk, but the most recent binder had increased that to match the RCE value of $XXXk so we are good to go since coverage = RCE value. - Seller-XX/XX/XXXX	Resolved-HOI Page X reflects dwelling coverage iao $XXX,XXX and RCE page X reflects $XXX,XXX - Due Diligence Vendor-XX/XX/XXXX Resolved-Hazard Insurance Coverage Amount of $XXXXXX is equal to or greater than Required Coverage Amount of $XXXXXX or Guaranteed Replacement Coverage is present (Guaranteed Replacement Coverage indicator is 'N/A') - Due Diligence Vendor-XX/XX/XXXX	XXXXXXXXXX_XXXXXXX_XXXXXX XXXXXXXXX.XXX			CA	Investment	Refinance	Cash Out - Other	10026248	N/A	N/A
XXXX	XXXX		305101811	Closed	2026-07-01 18:07	2026-07-27 11:56	Resolved	1 - Information	C	A	Credit	Insurance	Hazard Insurance Coverage Amount is less than Required Coverage Amount	Resolved-Hazard Insurance Coverage Amount of $XXXXXX is equal to or greater than Required Coverage Amount of $XXXXXX or Guaranteed Replacement Coverage is present (Guaranteed Replacement Coverage indicator is 'No') - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Document Uploaded. - Please see declarations page with Replacement cost coverage and rescind finding, thank you. - Buyer-XX/XX/XXXX Open-Hazard Insurance Coverage Amount of $XXXXXX is less than Required Coverage Amount of $XXXXXXX.XX and Guaranteed Replacement Coverage indicator is 'No' - Due Diligence Vendor-XX/XX/XXXX		Resolved-Hazard Insurance Coverage Amount of $XXXXXX is equal to or greater than Required Coverage Amount of $XXXXXX or Guaranteed Replacement Coverage is present (Guaranteed Replacement Coverage indicator is 'No') - Due Diligence Vendor-XX/XX/XXXX	XXX.XXX XXX XXXXXX XXX%.XXX XXX XXXXXXXX XXXXXXXX XX XXX XXX XXXXXX.XXX			GA	Second Home	Refinance	Cash Out - Other	10031357	N/A	N/A
XXXX	XXXX		305101811	Closed	2026-06-25 04:12	2026-07-22 12:41	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Loan Amount is greater than Guideline Maximum Loan Amount	Resolved-Provided documentation the max loan amount increased to $X,XXX,XXX - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Document Uploaded. Please see Equity Advantage HELOC Matrix loan amount meets guideline and rescind finding, thank you. - Buyer-XX/XX/XXXX Open-Audited loan amount is $XXX,XX per guidelines the maximum loan amount is $XXX,XXX. - Due Diligence Vendor-XX/XX/XXXX		Resolved-Provided documentation the max loan amount increased to $X,XXX,XXX - Due Diligence Vendor-XX/XX/XXXX	XXXXXX XXXXXXXXX XXXXX XXXXXX.XXX			GA	Second Home	Refinance	Cash Out - Other	9929420	N/A	N/A
XXXX	XXXX		305101816	Closed	2026-06-25 03:02	2026-07-13 07:44	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 2 Gap Credit Report is Missing	Resolved-UDM gap report provided. Resolved - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Document Uploaded. UDN for XXXXXXXX XXXXX attached. acceptable in lieu of a gap credit report. - Buyer-XX/XX/XXXX Open-Borrower X Gap Credit Report is Missing. - Due Diligence Vendor-XX/XX/XXXX		Resolved-UDM gap report provided. Resolved - Due Diligence Vendor-XX/XX/XXXX	XXXXXXXX XXXXX XXX.XXX			CA	Investment	Refinance	Cash Out - Other	9929001	N/A	N/A
XXXX	XXXX		305101816	Closed	2026-07-01 19:45	2026-07-10 11:29	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 2 3rd Party VOE Prior to Close Missing	Resolved-Borrower X XXXrd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals X) - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Document Uploaded. VVOE for B2 is attached. - Buyer-XX/XX/XXXX Open-Borrower X XXXrd Party VOE Prior to Close Missing - Due Diligence Vendor-XX/XX/XXXX		Resolved-Borrower X XXXrd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals X) - Due Diligence Vendor-XX/XX/XXXX	XXXXX- XX XXXX.XXX			CA	Investment	Refinance	Cash Out - Other	10031878	N/A	N/A
XXXX	XXXX	305101798	Closed	2026-07-10 07:05	2026-07-15 10:52	Acknowledged	2 - Non-Material	B	B	Compliance	State Reg	NJ Prohibited Fees Test	Acknowledged-This loan failed the prohibited fees test.
( N.J.S.A. §XX:XXXX-XX, N.J.A.C. §§X:XX-X.X )The loan does charge fee(s) not provided for in this act, which is prohibited.A secondary lender shall not contract for a broker's or finder's fee; commission; expense; fine; penalty; premium; or any other thing of value other than the charges authorized by this act.A secondary lender shall have authority to collect only the following:(X) no more than three discount points;(X) reasonable attorney fees at the time the execution of the loan;(X) title examination, abstract of title, survey, and title insurance;(X) credit report fee;(X) appraisal fee;(X) recording fees;(X) application fee;(X) returned check fee not to exceed $XX, a late charge not to exceed X% of the late payment, and(X) on open-end loans, the lesser of an annual fee of $XX or X% or the line of credit. Although this fee appears to violate the NJ Prohibited Fees Statute, it does not appear to have any liability to assignees nor is the validity or enforceability of the mortgage loan affected. - Due Diligence Vendor-XX/XX/XXXX
Open- - Due Diligence Vendor-XX/XX/XXXX
Open- - Due Diligence Vendor-XX/XX/XXXX
Open- - Due Diligence Vendor-XX/XX/XXXX	Acknowledged-This loan failed the prohibited fees test.
( N.J.S.A. §XX:XXXX-XX, N.J.A.C. §§X:XX-X.X )The loan does charge fee(s) not provided for in this act, which is prohibited.A secondary lender shall not contract for a broker's or finder's fee; commission; expense; fine; penalty; premium; or any other thing of value other than the charges authorized by this act.A secondary lender shall have authority to collect only the following:(X) no more than three discount points;(X) reasonable attorney fees at the time the execution of the loan;(X) title examination, abstract of title, survey, and title insurance;(X) credit report fee;(X) appraisal fee;(X) recording fees;(X) application fee;(X) returned check fee not to exceed $XX, a late charge not to exceed X% of the late payment, and(X) on open-end loans, the lesser of an annual fee of $XX or X% or the line of credit. Although this fee appears to violate the NJ Prohibited Fees Statute, it does not appear to have any liability to assignees nor is the validity or enforceability of the mortgage loan affected. - Due Diligence Vendor-XX/XX/XXXX
																				NJ	Primary Residence	Refinance	Cash Out - Other	10170004	Investor Post-Close	No
XXXX	XXXX		305101792	Closed	2026-07-16 18:52	2026-07-22 13:15	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing legal documents for senior or subordinate lien	Resolved-the mortgage statement was provided - Resolved - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Document Uploaded. Mortgage Statement attached. - Buyer-XX/XX/XXXX Open-the only document provided was the credit report showing the Xst lien. - Due Diligence Vendor-XX/XX/XXXX		Resolved-the mortgage statement was provided - Resolved - Due Diligence Vendor-XX/XX/XXXX	XXXXXXXXXX_XXX XXXXXXXXX.XXX			CO	Primary Residence	Refinance	Cash Out - Other	10305344	N/A	N/A